Schedule of Investments(a)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–88.39%
Advertising–0.78%
Lamar Media Corp.,
4.00%, 02/15/2030	$300,000	$278,489
3.63%, 01/15/2031	6,875,000	6,153,125
		6,431,614
Aerospace & Defense–0.51%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	4,177,000	4,216,118
Airlines–1.01%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	8,433,000	8,351,200
Alternative Carriers–0.42%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	4,050,000	3,490,634
Apparel Retail–0.86%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	9,727,000	7,150,999
Apparel, Accessories & Luxury Goods–1.45%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	6,949,000	5,926,142
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	2,450,000	2,311,036
5.88%, 03/15/2030(b)	2,074,000	1,896,320
4.50%, 12/15/2034	2,460,000	1,840,240
		11,973,738
Application Software–1.01%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	8,329,000	8,345,616
Auto Parts & Equipment–1.29%
Clarios Global L.P., 6.75%, 05/15/2025(b)	1,032,000	1,040,708
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	5,596,000	5,587,046
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	4,450,000	4,023,779
		10,651,533
Automobile Manufacturers–4.57%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	5,085,000	4,875,251
3.75%, 01/30/2031(b)	6,440,000	5,523,878
Ford Motor Co.,
3.25%, 02/12/2032	4,732,000	4,007,531
4.75%, 01/15/2043	441,000	365,058
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	1,418,000	1,421,545
3.38%, 11/13/2025	1,644,000	1,575,938
4.39%, 01/08/2026	4,893,000	4,741,623
4.95%, 05/28/2027	350,000	348,797
5.11%, 05/03/2029	4,746,000	4,632,381
4.00%, 11/13/2030	4,562,000	4,118,916
	Principal Amount	Value
Automobile Manufacturers–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	$6,237,000	$6,190,222
		37,801,140
Automotive Retail–3.63%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	1,175,000	1,109,552
4.63%, 11/15/2029(b)	5,796,000	5,359,561
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	7,126,000	6,508,675
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	4,949,000	4,227,708
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	6,908,000	6,389,540
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	7,196,000	6,407,966
		30,003,002
Cable & Satellite–8.71%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	2,163,000	2,134,805
5.00%, 02/01/2028(b)	3,857,000	3,742,061
4.75%, 03/01/2030(b)	3,494,000	3,228,229
4.50%, 08/15/2030(b)	10,996,000	9,945,167
4.50%, 05/01/2032	2,026,000	1,785,210
4.25%, 01/15/2034(b)	4,765,000	3,954,521
CSC Holdings LLC,
6.50%, 02/01/2029(b)	4,670,000	4,606,792
5.75%, 01/15/2030(b)	6,581,000	5,512,246
4.63%, 12/01/2030(b)	1,991,000	1,566,857
4.50%, 11/15/2031(b)	2,330,000	2,002,390
5.00%, 11/15/2031(b)	836,000	660,691
DISH DBS Corp., 7.75%, 07/01/2026	2,600,000	2,227,550
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,514,000	5,683,100
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	6,781,000	6,187,663
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	7,155,000	6,712,714
4.00%, 07/15/2028(b)	3,673,000	3,411,574
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	1,939,000	1,734,591
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	2,440,000	2,402,534
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	5,040,000	4,568,609
		72,067,304
Casinos & Gaming–2.02%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	568,775	522,704
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	4,610,000	4,106,266

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	$4,718,000	$3,997,797
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	4,405,000	4,080,131
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	4,467,000	3,973,240
		16,680,138
Commodity Chemicals–0.72%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	6,687,000	5,964,035
Construction & Engineering–1.02%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	4,691,000	4,418,219
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	4,195,000	4,032,474
		8,450,693
Consumer Finance–1.76%
FirstCash, Inc., 5.63%, 01/01/2030(b)	6,623,000	6,326,952
OneMain Finance Corp.,
7.13%, 03/15/2026	5,592,000	5,735,994
5.38%, 11/15/2029	2,720,000	2,520,051
		14,582,997
Copper–0.98%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(b)	8,082,000	8,078,850
Data Processing & Outsourced Services–0.51%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	4,724,000	4,238,467
Diversified Metals & Mining–0.47%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	4,364,000	3,918,959
Diversified REITs–1.03%
iStar, Inc.,
4.75%, 10/01/2024	6,842,000	6,825,904
5.50%, 02/15/2026	1,695,000	1,706,136
		8,532,040
Electric Utilities–0.25%
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,600,000	1,602,896
5.00%, 07/31/2027(b)	435,000	426,113
		2,029,009
Electrical Components & Equipment–1.78%
EnerSys,
5.00%, 04/30/2023(b)	5,020,000	5,036,491
4.38%, 12/15/2027(b)	3,824,000	3,480,853
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	5,586,000	5,612,591
4.00%, 04/15/2029(b)	643,000	613,483
		14,743,418
	Principal Amount	Value
Electronic Components–0.28%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	$1,348,000	$1,283,379
3.75%, 02/15/2031(b)	1,136,000	1,018,362
		2,301,741
Food Distributors–0.77%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	6,755,000	6,371,451
Food Retail–0.50%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	4,409,000	4,156,430
Health Care Equipment–0.12%
CHS/Community Health Systems, Inc., 4.75%, 02/15/2031(b)	1,175,000	950,090
Health Care Facilities–2.25%
Encompass Health Corp., 4.50%, 02/01/2028	4,516,000	4,204,114
HCA, Inc.,
5.38%, 02/01/2025	2,458,000	2,544,030
5.88%, 02/15/2026	699,000	734,827
5.38%, 09/01/2026	1,344,000	1,401,160
5.88%, 02/01/2029	2,281,000	2,415,020
3.50%, 09/01/2030	1,150,000	1,050,483
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	6,268,000	6,261,920
		18,611,554
Health Care REITs–1.47%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	4,712,000	4,299,818
Diversified Healthcare Trust,
4.75%, 05/01/2024	2,354,000	2,225,796
9.75%, 06/15/2025	169,000	177,645
4.38%, 03/01/2031	6,990,000	5,497,740
		12,200,999
Health Care Services–1.80%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	4,268,000	4,284,240
6.13%, 04/01/2030(b)	4,680,000	3,416,400
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	2,971,000	2,905,564
Select Medical Corp., 6.25%, 08/15/2026(b)	4,287,000	4,281,791
		14,887,995
Homebuilding–0.49%
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	4,070,000	4,084,768
Hotel & Resort REITs–0.49%
Service Properties Trust,
4.95%, 10/01/2029	1,975,000	1,557,801
4.38%, 02/15/2030	3,423,000	2,523,761
		4,081,562
Hotels, Resorts & Cruise Lines–0.52%
Carnival Corp., 10.50%, 02/01/2026(b)	4,011,000	4,324,861
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Household Products–1.00%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	$9,795,000	$8,300,332
Independent Power Producers & Energy Traders–1.30%
Calpine Corp., 3.75%, 03/01/2031(b)	4,782,000	4,220,593
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	4,411,000	4,218,129
Vistra Corp., 7.00%(b)(d)(e)	2,372,000	2,278,864
		10,717,586
Industrial Machinery–2.00%
EnPro Industries, Inc., 5.75%, 10/15/2026	6,221,000	6,234,873
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	6,864,000	6,194,932
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	4,639,000	4,128,756
		16,558,561
Integrated Oil & Gas–1.64%
Occidental Petroleum Corp.,
3.20%, 08/15/2026	1,684,000	1,629,270
8.50%, 07/15/2027	1,314,000	1,527,151
6.13%, 01/01/2031	7,190,000	7,810,137
6.20%, 03/15/2040	2,474,000	2,616,267
		13,582,825
Integrated Telecommunication Services–3.02%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	5,267,000	5,283,696
5.13%, 07/15/2029(b)	2,760,000	2,414,448
5.50%, 10/15/2029(b)	2,885,000	2,508,104
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	2,417,000	2,347,511
7.00%, 10/15/2028(b)	6,343,000	6,124,579
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	7,419,000	6,340,927
		25,019,265
Interactive Home Entertainment–1.02%
Sea Ltd. (Singapore), Conv., 0.25%, 09/15/2026	2,680,000	2,039,491
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	6,940,000	6,394,551
		8,434,042
Interactive Media & Services–1.26%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	6,810,000	6,358,735
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	4,643,000	4,076,554
		10,435,289
IT Consulting & Other Services–1.04%
Gartner, Inc.,
4.50%, 07/01/2028(b)	6,734,000	6,557,064
3.63%, 06/15/2029(b)	2,248,000	2,057,077
		8,614,141
	Principal Amount	Value
Managed Health Care–1.26%
Centene Corp.,
4.25%, 12/15/2027	$4,007,000	$3,993,035
3.00%, 10/15/2030	7,228,000	6,440,871
		10,433,906
Oil & Gas Drilling–3.78%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	4,633,000	4,504,295
Nabors Industries Ltd.,
7.25%, 01/15/2026(b)	2,530,000	2,455,365
7.50%, 01/15/2028(b)	2,634,000	2,480,925
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	1,047,000	1,057,936
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	4,731,000	4,441,226
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	789,000	790,270
6.88%, 01/15/2029(b)	3,247,000	3,139,297
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	1,876,000	1,780,211
6.88%, 04/15/2040(b)	2,508,000	2,246,366
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	2,771,000	2,783,040
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)	5,581,000	5,605,250
		31,284,181
Oil & Gas Equipment & Services–0.50%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	4,279,000	4,129,920
Oil & Gas Exploration & Production–5.92%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	11,796,000	12,058,992
Apache Corp., 7.75%, 12/15/2029	3,730,000	4,186,888
Callon Petroleum Co.,
6.13%, 10/01/2024	2,952,000	2,945,505
8.00%, 08/01/2028(b)	5,045,000	5,206,642
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	8,041,000	8,187,065
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	1,564,000	1,579,218
6.00%, 04/15/2030(b)	3,422,000	3,334,174
6.25%, 04/15/2032(b)	3,422,000	3,342,165
SM Energy Co.,
6.75%, 09/15/2026	1,258,000	1,274,876
6.63%, 01/15/2027	4,586,000	4,617,710
6.50%, 07/15/2028	2,221,000	2,209,895
		48,943,130
Oil & Gas Storage & Transportation–4.13%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	8,384,000	8,609,069
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	1,343,000	1,343,000
6.50%, 07/01/2027(b)	4,304,000	4,309,380
4.75%, 01/15/2031(b)	2,057,000	1,788,418
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	$5,380,000	$5,000,091
8.00%, 01/15/2027	3,877,000	3,830,844
7.75%, 02/01/2028	1,313,000	1,267,439
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	4,182,000	4,184,781
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	4,695,000	3,811,800
		34,144,822
Other Diversified Financial Services–1.51%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	6,727,000	6,304,713
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	6,663,000	6,192,892
		12,497,605
Paper Packaging–0.52%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	4,327,000	4,280,853
Pharmaceuticals–0.87%
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(b)	2,370,000	2,040,214
5.25%, 02/15/2031(b)	5,765,000	3,390,224
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	2,293,000	1,798,285
		7,228,723
Real Estate Operating Companies–0.32%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	2,624,000	2,627,763
Research & Consulting Services–0.52%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	4,682,000	4,266,355
Restaurants–1.80%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	2,268,000	2,143,872
4.00%, 10/15/2030(b)	4,916,000	4,340,828
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	9,397,000	8,433,573
		14,918,273
Retail REITs–0.76%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	6,318,000	6,275,638
Semiconductor Equipment–0.49%
Entegris Escrow Corp., 4.75%, 04/15/2029(b)	4,287,000	4,082,917
Specialized Consumer Services–1.70%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	9,331,000	7,905,177
Terminix Co. LLC (The), 7.45%, 08/15/2027	5,474,000	6,196,431
		14,101,608
	Principal Amount	Value
Specialized REITs–1.04%
SBA Communications Corp., 3.88%, 02/15/2027	$8,762,000	$8,578,392
Specialty Chemicals–1.20%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	3,733,000	3,538,884
6.99%, 02/20/2032(b)	2,643,000	2,338,289
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	4,390,000	4,069,529
		9,946,702
Steel–0.51%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	4,688,000	4,180,758
Systems Software–2.01%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	13,014,000	12,363,690
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	4,712,000	4,288,839
		16,652,529
Textiles–0.79%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	7,353,000	6,516,920
Trading Companies & Distributors–0.81%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	7,801,000	6,719,976
Wireless Telecommunication Services–2.20%
T-Mobile USA, Inc.,
5.38%, 04/15/2027	1,831,000	1,870,367
4.75%, 02/01/2028	4,577,000	4,597,207
3.38%, 04/15/2029	4,066,000	3,772,963
Vmed O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	2,391,000	2,166,844
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	7,005,000	5,795,764
		18,203,145
Total U.S. Dollar Denominated Bonds & Notes (Cost $787,127,381)		731,349,112
	Shares
Exchange-Traded Funds–3.99%
iShares iBoxx High Yield Corporate Bond ETF	155,000	12,322,500
iShares® 0-5 Year High Yield Corporate Bond ETF(f)	481,000	20,654,140
Total Exchange-Traded Funds (Cost $32,619,730)		32,976,640
	Principal Amount
Variable Rate Senior Loan Interests–2.91%(g)(h)
Commodity Chemicals–1.03%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.81% (1 mo. USD LIBOR + 3.75%), 04/20/2028	$8,692,772	8,475,453
Food Distributors–0.50%
United Natural Foods, Inc., Term Loan, 4.31% (1 mo. USD LIBOR + 3.25%), 10/22/2025	4,212,804	4,135,141
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount		Value
Health Care Services–0.00%
Global Medical Response, Inc., Term Loan, 5.25% (3 mo. USD LIBOR + 4.25%), 10/02/2025		$11,310	$10,808
Hotels, Resorts & Cruise Lines–0.01%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.76% (1 mo. USD LIBOR + 2.00%), 11/30/2023		98,783	98,659
Pharmaceuticals–0.43%
Endo LLC, Term Loan, 6.06% (3 mo. USD LIBOR + 5.00%), 03/27/2028		4,583,700	3,578,151
Restaurants–0.49%
IRB Holding Corp., Term Loan, 3.75% (1 mo. SOFR + 3.00%), 12/15/2027		4,222,068	4,053,185
Specialty Stores–0.45%
PetSmart, Inc., Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), 02/11/2028		3,950,183	3,724,036
Total Variable Rate Senior Loan Interests (Cost $25,738,826)			24,075,433
Non-U.S. Dollar Denominated Bonds & Notes–0.26%(i)
Casinos & Gaming–0.16%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	1,202,991	1,358,212
Other Diversified Financial Services–0.07%
Codere New Holdco S.A. (Spain), 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(b)(c)	EUR	616,581	557,802
Paper Packaging–0.01%
Mossi & Ghisolfi Finance Luxembourg S.A. (Brazil), 5.13%(3 mo. EURIBOR + 5.63%)(e)(j)	EUR	4,100,000	88,031
Textiles–0.02%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	200,000	184,113
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,451,812)			2,188,158
	Shares
Common Stocks & Other Equity Interests–0.20%
Cable & Satellite–0.20%
Altice USA, Inc., Class A(k)		146,000	1,661,480
	Shares	Value
Leisure Products–0.00%
HF Holdings, Inc.(l)	36,820	$0
Other Diversified Financial Services–0.00%
Codere New Topco S.A. (Spain)(l)	22,979	0
Total Common Stocks & Other Equity Interests (Cost $9,131,336)		1,661,480
	Principal Amount
U.S. Treasury Securities–0.06%
U.S. Treasury Bills–0.06%(m)
1.10%, 09/15/2022 (Cost $522,521)	$524,000	522,210
	Shares
Money Market Funds–1.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(n)(o)	3,583,072	3,583,072
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(n)(o)	5,645,505	5,644,941
Invesco Treasury Portfolio, Institutional Class, 0.54%(n)(o)	4,094,939	4,094,939
Total Money Market Funds (Cost $13,326,038)		13,322,952

Options Purchased–0.13%
(Cost $983,193)(p)		1,034,723
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.55% (Cost $872,900,837)		807,130,708
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.79%
Invesco Private Government Fund, 0.74%(n)(o)(q)	1,962,147	1,962,147
Invesco Private Prime Fund, 0.87%(n)(o)(q)	4,577,884	4,578,342
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,540,489)		6,540,489
TOTAL INVESTMENTS IN SECURITIES–98.34% (Cost $879,441,326)		813,671,197
OTHER ASSETS LESS LIABILITIES—1.66%		13,724,840
NET ASSETS–100.00%		$827,396,037
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $535,433,931, which represented 64.71% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security was out on loan at May 31, 2022.
(g)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(k)	Non-income producing security.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,552,487	$35,146,021	$(35,115,436)	$-	$-	$3,583,072	$2,030
Invesco Liquid Assets Portfolio, Institutional Class	5,859,107	25,104,301	(25,317,831)	514	(1,150)	5,644,941	5,118
Invesco Treasury Portfolio, Institutional Class	4,059,986	40,166,881	(40,131,928)	-	-	4,094,939	2,664
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	909,625	8,958,555	(7,906,033)	-	-	1,962,147	1,707*
Invesco Private Prime Fund	2,122,457	21,141,701	(18,685,393)	79	(502)	4,578,342	4,563*
Total	$16,503,662	$130,517,459	$(127,156,621)	$593	$(1,652)	$19,863,441	$16,082

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Energy Select Sector SPDR® Fund	Call	01/20/2023	405	USD	87.00	USD	3,523,500	$361,463
iShares China Large-Cap ETF	Call	01/20/2023	886	USD	41.00	USD	3,632,600	53,160
VanEck Oil Services ETF	Call	01/20/2023	117	USD	275.00	USD	3,217,500	620,100
Total Open Exchange-Traded Equity Options Purchased								$1,034,723

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
VanEck Oil Services ETF	Call	01/20/2023	117	USD	365.00	USD	4,270,500	$(221,715)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2022	Citibank, N.A.	EUR	1,559,000	USD	1,656,016	$(24,611)
08/17/2022	State Street Bank & Trust Co.	GBP	100,000	USD	123,565	(2,512)
Total Forward Foreign Currency Contracts						$(27,123)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 38, Version 1	Sell	5.00%	Quarterly	06/20/2027	4.615%	USD	16,580,000	$322,356	$258,232	$(64,124)

(a)	Centrally cleared swap agreements collateralized by $361,979 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of May 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$731,349,112	$—	$731,349,112
Exchange-Traded Funds	32,976,640	—	—	32,976,640
Variable Rate Senior Loan Interests	—	24,075,433	—	24,075,433
Non-U.S. Dollar Denominated Bonds & Notes	—	2,188,158	—	2,188,158
Common Stocks & Other Equity Interests	1,661,480	—	0	1,661,480
U.S. Treasury Securities	—	522,210	—	522,210
Money Market Funds	13,322,952	6,540,489	—	19,863,441
Options Purchased	1,034,723	—	—	1,034,723
Total Investments in Securities	48,995,795	764,675,402	0	813,671,197
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(27,123)	—	(27,123)
Options Written	(221,715)	—	—	(221,715)
Swap Agreements	—	(64,124)	—	(64,124)
Total Other Investments	(221,715)	(91,247)	—	(312,962)
Total Investments	$48,774,080	$764,584,155	$0	$813,358,235

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco High Yield Fund